SHAREHOLDERS' EQUITY (Schedule Of Grant of Options) (Details) - Employees, officers, directors, service providers and consultants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
February 9 , 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount	$ 598,455
Exercise price range	$ 0
February 9 , 2022 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	1 year
February 9 , 2022 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
May 1, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount	$ 21,500
Exercise price range	$ 0
May 1, 2022 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	1 year
May 1, 2022 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	2 years
July 27, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount	$ 3,000
Exercise price range	$ 0
Vesting period	1 year 6 months
October 26, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount	$ 1,500
Exercise price range	$ 0
Vesting period	1 year 3 months
February 9, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount		$ 511,500
Exercise price range		$ 0
February 9, 2021 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year
February 9, 2021 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		2 years
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount		$ 23,500
Exercise price range		$ 0
Vesting period		2 years
July 27, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award amount		$ 9,000
Exercise price range		$ 0
Vesting period		1 year 6 months